Provisions and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Breakdown Explanatory

USD m 30.6.24 31.3.24
1
31.12.23
1
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
2
294 328 350
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations ) 1,367 1,667 1,924
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 3,630 3,920 4,020
Acquisition-related contingent liabilities (IFRS 3, Business Combinations ) 2,619 3,945 3,993
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 1,382 1,216 2,123
Total provisions and contingent liabilities 9,293 11,076 12,412
1 Comparative-period information has been revised. Refer to Note 2 for more information.

2 Refer to Note 9c for more information.

Disclosure Of Other Provisions Explanatory

USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total
Balance as of 31 December 2023 4,020 741 259 1,123 6,144
Balance as of 31 March 2024 3,920 662 238 317 5,136
Increase in provisions recognized in the income statement 37 315 2 41 395
Release of provisions recognized in the income statement (41) (16) 0 (16) (73)
Reclassification of IFRS 3 contingent liabilities to IAS 37 provisions 1,171
5
0 0 0 1,171
Provisions used in conformity with designated purpose (1,442)
5
(138) (5) (21) (1,605)
Foreign currency translation and other movements (15) 4 (1) 0 (11)
Balance as of 30 June 2024 3,630 827 233 322 5,013
1 Consists of provisions for losses resulting

from legal, liability and compliance risks.

2 Consists of USD
461
m of provisions for onerous contracts related

to real estate as of 30 June

2024 (31 March 2024: USD
443 m;
31 December 2023: USD 448 m) and USD 365
m of personnel-related

restructuring provisions as

of 30 June 2024

(31 March 2024: USD
218
m; 31 December 2023:

USD
294
m).

3 Mainly includes provisions

for
reinstatement costs with respect

to leased properties.

4 Mainly includes provisions related

to employee benefits and

operational risks.

5 During the second quarter

of 2024, UBS agreed

to fund an offer

by the
Credit Suisse supply chain finance funds to redeem all of the outstanding units of the respective funds. As a result, UBS reclassified USD 944 m from IFRS 3 acquisition-related contingent liabilities to IAS 37 provisions related to litigation, regulatory and similar matters, as the probability of an outflow of resources increased, bringing the total IAS 37 provision for this matter to USD 1,421 m, with no impact on the income statement.
The provision has been used to recognize the funding obligation, which was accounted for as a derivative liability with a fair value of USD
1,421 m as of 30 June 2024.